SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
SHARE-BASED COMPENSATION
Compensation expense	¥ 41,394	¥ 57,187
Cost of revenue
SHARE-BASED COMPENSATION
Compensation expense	7,365	1,169
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	12,779	5,159
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	20,842	¥ 50,859
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 408